Taxation	12 Months Ended
Dec. 31, 2018
Taxation
Taxation

18. Taxation

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Effective January 1, 2008, the EIT Law in China unifies the enterprise income tax rate for the entities incorporated in China at 25% if they are not eligible for any preferential tax treatment. High and new technology enterprises enjoy a preferential tax rate of 15% under the EIT Law. Beijing Hongdian is qualified as a “high and new technology enterprise” under the EIT Law and is eligible for a preferential enterprise income tax rate of 15%, for the period from 2016 to 2019, so long as it obtains approval from the relevant tax authority and if it is profitable during the period.

Sky City WFOE is qualified as a "high and new technology enterprise" under the EIT Law and is eligible for a preferential enterprise income tax rate of 15%, for the period from 2018 to 2021, so long as it obtains approval from the relevant tax authority and if it is profitable during the period.

Pintec Beijing WFOE is qualified as a "high and new technology enterprise" under the EIT Law and is eligible for a preferential enterprise income tax rate of 15%, for the period from 2018 to 2021, so long as it obtains approval from the relevant tax authority and if it is profitable during the period.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body "as" the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, of a non‑PRC company is located.” For the years ended December 31, 2017 and 2018, the Group did not have operations outside of the PRC, thus would not be subject to this tax.

Withholding tax on undistributed dividends

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (“FIE”) to its immediate holding company outside China, if such immediate holding company is considered as a non‑resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5%. The Group did not record any dividend withholding tax, as the Group’s FIE, the PRC WFOE, has no retained earnings in any of the period presented.

The Group recorded income tax expense of RMB18,516 and RMB5,709 for the years ended December 31, 2017 and 2018.

The following table sets forth current and deferred portion of income tax (benefit)/expense of the Company’s China subsidiaries, VIEs, and subsidiaries of the VIEs:

	For the year ended December 31,
	2016	2017	2018
Current income tax expense	167	18,516	42,610
Deferred income tax benefit	—	—	(36,901)
Income tax expense	167	18,516	5,709

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rates:

	For the year ended
	December 31,
	2016	2017	2018
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of non-deductible expenses	0.18%	6.54%	272.15%
Changes in valuation allowance	-25.18%	-52.83%	-211.94%
Tax rate difference from statutory rate in other jurisdictions*	—	-6.62%	42.03%
Tax effect of preferential tax treatments	—	—	-54.78%
Effective tax rate	—	-27.91%	72.46%

* It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in the Cayman Islands.

Deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Deferred tax assets:
Allowance for doubtful accounts and credit losses and impairment loss of long-term investment	3,188	34,154	45,841
Deductible advertising fees	2,842	1,894	1,894
Net operating loss carry forwards	12,886	14,979	18,191
Accrued expense and other liabilities	—	—	1,073
Net operating loss carry forwards acquired in a business combination	2,204	1,763	1,322
Subtotal	21,120	52,790	68,321
Less: valuation allowance	(18,916)	(51,027)	(30,098)
Total deferred tax assets, net	2,204	1,763	38,223
Deferred tax liabilities:
Intangible assets acquired in a business combination	2,204	1,763	1,322
Net deferred tax liabilities	2,204	1,763	1,322

Changes in valuation allowance are as follows:

	As of
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	14,018	18,916	51,027
Additions	4,898	32,111	15,305
Reversals	—	—	(36,234)
Balance at end of the year	18,916	51,027	30,098

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses.

As of December 31, 2017, the Group provided full valuation allowance of RMB34,154, for the deferred tax assets related to provision for doubtful accounts and credit losses. Given that the Group had limited successful experience in getting approval from the relevant tax authorities for the deduction of the tax allowance on provision for credit losses, the Group believes it is more-likely-than-not that these deferred tax assets will not be utilized in the future.

For the years ended December, 2017 and 2018, Shenzhen Minheng and Sky City WFOE had cumulatively achieved pre-tax profit for the these consecutive years, and the Group forecasted these two subsidiaries are likely to continue to achieve pre-tax profit in 2019. As a result, the Group made an assessment as of December 31, 2018 and considered that the deferred tax assets for these two subsidiaries are more likely than not to be utilized in the future, and therefore concluded that the previously recognized valuation allowance for these two subsidiaries should be reversed in income statement as an income tax benefit (i.e. a credit of income tax expense).

As of December 31, 2017 and 2018, the Group had net operating loss carryforwards of approximately RMB70,191 and RMB99,824, respectively, which arose from the Group’s other subsidiaries, VIEs and the VIEs’ subsidiaries established in the PRC, except for Shenzhen Minheng and Sky City WFOE. As of December 31, 2017 and 2018, deferred tax assets arose from the net operating loss carryforwards amounted to RMB14,978 and RMB18,191 million was provided for full valuation allowance respectively. As of December 31, 2018, the net operating loss carryforwards will expire in 2023, if not utilized.